NET LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Net Profit (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share
	Six months ended June 30		Three months ended June 30
	2025	2024	2025	2024
Numerator:
Net loss	$4,238	$2,912	$2,503	$1,489
Net loss attributable to ordinary shareholders, basic and diluted:	$4,238	$2,845	$2,503	$1,472
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	516,110	7,466	579,523	7,442
Net loss per share attributable to ordinary shareholders, basic and diluted	$8.21	$381.09	$4.32	$197.80

	Year ended December 31
	2024	2023
Numerator:
Net loss for the year	$16,519	$5,108
Net loss attributable to ordinary shareholders:
Basic and diluted	$16,443	$4,942
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted	41,635	7,493

Net loss per share attributable to ordinary shareholders, basic and diluted	$394.94	$659.55